Annual Total Returns - Delaware High-Yield Opportunities Fund - Class A	Jul. 31, 2020
Bar Chart Table:
2011	1.91%
2012	17.38%
2013	8.79%
2014	(0.47%)
2015	(6.72%)
2016	12.88%
2017	7.04%
2018	(4.62%)
2019	15.89%
2020	6.98%